ADVANCE GOLD SALES (Details) (USD $)	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Customer Advance Discount Rate	10.00%
Customer Advance Agreement Description	Upon signing the Agreement, the Company received an initial cash advance of $150,000 (the "Advance"), which is based on a 10% discount to the current spot price of gold, for delivery of the first 120 ounces of specimen gold produced from the Ruby Mine on or before February 1, 2014 (the "Due Date").The Advance paid will be applied to the amount due to the Company on the Delivery Date, as determined by the then-current spot price of gold on the Delivery Date.In the event that 120 ounces of specimen gold is not available for delivery by the Due Date, the Investor will be entitled to be repaid the Advance in cash plus 10% interest equal to $165,000 total, with an option to still purchase the same amount of gold at a discount of 10% to the then-current spot price of gold when the specimen gold becomes available for delivery at a later date.
Proceeds from Deposits from Customers	$ 150,000	$ 0	$ 0	$ 0	$ 0	$ 150,000
Sales Discounts, Goods	16,667	0	0	0	0	16,667
Accretion of Discount	$ 1,913	$ 0	$ 0	$ 0	$ 0	$ 1,913